Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Number	Dec. 31, 2013 Number
Securities Details Narrative
Securities pledged as collateral	$ 35,000	$ 36,000
Gross proceeds from sale of securities	730	0
Gross gains from sale of securities	1	0
Gross losses from sale of securities	5	0
Tax effect from sale of securities	2	0
Number of securities with an unrealized loss	72	39
Fair value of securities with an unrealized loss	$ 303	$ 790